Summary of significant accounting policies - Impact of adoption of IFRS 15 (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Adoption of IFRS 15
Contract assets		$ 160	$ 168
Inventories		1,284		$ 1,353		$ 1,186		$ 898
Increase (decrease) due to application of IFRS 15
Adoption of IFRS 15
Contract assets	$ 168	160
Inventories	(145)	(138)
Increase in deferred tax liabilities	$ 4	$ 3

[1]	The consolidated statements of financial position as at December 31, 2017, 2016 and 2015 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements